Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Group Segment Disclosures
The following tables summarize the Company’s segment disclosures:

	Three Months Ended June 30, 2026
	Insurance	Reinsurance	Other	Total
Gross premiums written	$913.5	$383.3	$—	$1,296.8
Net premiums written	543.5	225.7	—	769.2
Net premiums earned	514.7	66.4	—	581.1
Losses and loss adjustment expenses	(301.2)	8.6	—	(292.6)
Policy acquisition expenses	(163.9)	(22.0)	(70.5)	(256.4)
General and administrative expenses	—	—	(29.3)	(29.3)
Underwriting income	49.6	53.0		2.8
Net investment income				44.0
Net realized and unrealized investment gains				24.9
Corporate and other expenses				(2.3)
Net foreign exchange losses				(3.9)
Financing costs				(12.6)
Income before income taxes				52.9
Income tax expense				(8.5)
Net income				$44.4

Losses and loss adjustment expenses incurred - current year	(321.9)	(3.4)		$(325.3)
Losses and loss adjustment expenses incurred - prior accident years	20.7	12.0		32.7
Losses and loss adjustment expenses incurred - total	$(301.2)	$8.6		$(292.6)

Underwriting Ratios(1)
Loss ratio - current year	62.5%	5.1%		56.0%
Loss ratio - prior accident years	(4.0%)	(18.1%)		(5.6%)
Loss ratio - total	58.5%	(13.0%)		50.4%
Policy acquisition expense ratio	31.8%	33.1%		32.0%
Underwriting ratio	90.3%	20.1%		82.4%
The Fidelis Partnership commissions ratio				12.1%
General and administrative expense ratio				5.0%
Combined ratio				99.5%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended June 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$902.3	$316.7	$—	$1,219.0
Net premiums written	546.2	152.7	—	698.9
Net premiums earned	458.9	79.1	—	538.0
Losses and loss adjustment expenses	(291.8)	(4.9)	—	(296.7)
Policy acquisition expenses	(148.9)	(20.1)	(70.6)	(239.6)
General and administrative expenses	—	—	(22.3)	(22.3)
Underwriting income/(loss)	18.2	54.1		(20.6)
Net investment income				44.6
Net realized and unrealized investment gains				6.7
Corporate and other expenses				(1.2)
Net foreign exchange gains				2.0
Financing costs				(9.3)
Income before income taxes				22.2
Income tax expense				(2.5)
Net income				$19.7

Losses and loss adjustment expenses incurred - current year	(178.4)	(29.1)		$(207.5)
Losses and loss adjustment expenses incurred - prior accident years	(113.4)	24.2		(89.2)
Losses and loss adjustment expenses incurred - total	$(291.8)	$(4.9)		$(296.7)

Underwriting Ratios(1)
Loss ratio - current year	38.9%	36.8%		38.5%
Loss ratio - prior accident years	24.7%	(30.6%)		16.6%
Loss ratio - total	63.6%	6.2%		55.1%
Policy acquisition expense ratio	32.4%	25.4%		31.4%
Underwriting ratio	96.0%	31.6%		86.5%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				4.1%
Combined ratio				103.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six Months Ended June 30, 2026
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,349.6	$787.6	$—	$3,137.2
Net premiums written	1,547.5	402.0	—	1,949.5
Net premiums earned	1,029.6	120.0	—	1,149.6
Losses and loss adjustment expenses	(529.0)	12.6	—	(516.4)
Policy acquisition expenses	(303.1)	(35.3)	(157.3)	(495.7)
General and administrative expenses	—	—	(58.5)	(58.5)
Underwriting income	197.5	97.3		79.0
Net investment income				87.7
Net realized and unrealized investment gains				23.3
Corporate and other expenses				(2.7)
Net foreign exchange losses				(4.0)
Financing costs				(27.3)
Income before income taxes				156.0
Income tax expense				(3.6)
Net income				$152.4

Losses and loss adjustment expenses incurred - current year	(534.5)	(17.7)		$(552.2)
Losses and loss adjustment expenses incurred - prior accident years	5.5	30.3		35.8
Losses and loss adjustment expenses incurred - total	$(529.0)	$12.6		$(516.4)

Underwriting Ratios(1)
Loss ratio - current year	51.9%	14.8%		48.0%
Loss ratio - prior accident years	(0.5%)	(25.3%)		(3.1%)
Loss ratio - total	51.4%	(10.5%)		44.9%
Policy acquisition expense ratio	29.4%	29.4%		29.4%
Underwriting ratio	80.8%	18.9%		74.3%
The Fidelis Partnership commissions ratio				13.7%
General and administrative expense ratio				5.1%
Combined ratio				93.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six Months Ended June 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,169.3	$772.6	$—	$2,941.9
Net premiums written	1,355.1	370.2	—	1,725.3
Net premiums earned	970.8	170.2	—	1,141.0
Losses and loss adjustment expenses	(573.2)	(152.7)	—	(725.9)
Policy acquisition expenses	(297.1)	(39.8)	(149.0)	(485.9)
General and administrative expenses	—	—	(44.3)	(44.3)
Underwriting income/(loss)	100.5	(22.3)		(115.1)
Net investment income				94.1
Net realized and unrealized investment gains				12.6
Corporate and other expenses				(1.2)
Net foreign exchange losses				(0.5)
Financing costs				(18.0)
Loss before income taxes				(28.1)
Income tax benefit				5.3
Net loss				$(22.8)

Losses and loss adjustment expenses incurred - current year	(467.3)	(210.2)		$(677.5)
Losses and loss adjustment expenses incurred - prior accident years	(105.9)	57.5		(48.4)
Losses and loss adjustment expenses incurred - total	$(573.2)	$(152.7)		$(725.9)

Underwriting Ratios(1)
Loss ratio - current year	48.1%	123.5%		59.4%
Loss ratio - prior accident years	10.9%	(33.8%)		4.2%
Loss ratio - total	59.0%	89.7%		63.6%
Policy acquisition expense ratio	30.6%	23.4%		29.5%
Underwriting ratio	89.6%	113.1%		93.1%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				3.9%
Combined ratio				110.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.